CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 3,203	$ 909	$ 216
Restricted cash			380
Accounts receivable		5	7
Prepaid expenses and other current assets	55	128	129
Total current assets	3,258	1,042	732
Intangible assets	6,700	6,700	6,700
Other assets			21
Total assets	9,958	7,742	7,453
Current liabilities:
Accounts payable	1,238	1,614	1,606
Accrued payroll and employee benefits	165	1,505	755
Accrued interest and other accrued liabilities	877	1,462
Accrued restructuring		12	392
Notes payable and other debt		1,623
Accrued interest		147	73
Other accrued liabilities		1,315	1,236
Notes payable		1,615	1,440
Other debt		8	10
Deferred revenue			115
Total current liabilities	2,280	6,216	5,627
Fair value liability for price adjustable warrants	15,495	5,226	4,169
Fair value of stock to be issued to settle liabilities	25	1,019	901
Deferred tax liabilities	2,345	2,345	2,384
Total liabilities	20,145	14,806	13,081
Commitments and contingencies
Stockholders' deficit:
Preferred stock value
Common stock and additional paid-in capital, $0.006 par value; 180,000,000 shares authorized, 16,937,661 shares issued and outstanding at December 31, 2012 and 2013		324,247	324,112
Common stock, $0.006 par value; 180,000,000 shares authorized, 16,937,661 and 25,748,521 shares issued and outstanding at December 31, 2013 and September 30, 2014, respectively	155	102
Additional paid-in capital	333,249	324,145
Accumulated deficit	(343,591)	(331,311)	(329,740)
Total stockholders' deficit	(10,187)	(7,064)	(5,628)
Total liabilities and stockholders' deficit:	9,958	7,742	7,453
Series C Convertible Preferred Stock
Stockholders' deficit:
Preferred stock value